Financial instruments risks	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks
35. Financial instruments risks
Presentation of Risk Management and Risk-Weighted Assets (RWA)
Strategies and processes
The purpose of the organization is based on assuming a prudential level of risks in order to generate yields and keep acceptable levels of capital and funding, and generate benefits on a recurring basis. Therefore, it is vital that the teams assigned to risk management are highly trained professionals.
The General Risks Policy of BBVA Argentina expresses the levels and types of risk the Entity is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions. Along this line, the process for risks management is comprehensive and proportional to the economic size and importance of the financial institution.
To achieve its goals, BBVA Argentina uses a management model with two guiding principles for the decision-making process:

•	Prudential analysis: related to the management of the various risks acknowledged by the Entity.

•	Anticipation: it refers to the capacity to make decisions foreseeing relevant changes in the environment, the competition and customers that may have an impact in the mid-term.
This process is adequate, sufficiently proven, duly documented and periodically reviewed based on the changes to the Entity’s risk profile and the market.
In this regard, the Board of Directors and the Senior Management are highly committed to the identification, evaluation, follow-up, control and mitigation of significant risks. These bodies periodically review credit, financial and operational risks, which may potentially affect the success of BBVA Argentina’s activities, and place special emphasis on strategic, reputation and concentration risks.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list of their functions:

•	Risks Management Unit.

•	Committees.

•	Reporting Units.

•	Cross-Control Areas.
Risks Management Unit:
This is an area that is independent from the Bank’s business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up
and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions is to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:

•	Active management throughout the life of the risk.

•	Clear processes and procedures.

•	Integrated management of all risks through identification and quantification.

•	Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are the governance bodies through which risks are treated.
Reporting Units
The Reporting Units are in charge of control procedures for risk in compliance with Central Bank regulations, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management Unit for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.

Cross-Control Areas
Internal Control and Compliance Department - has the following main functions: to ensure that there is a sufficient internal regulatory framework; a process and measures defined for each type of risk; to control its application and operation; and to ensure that an assessment is made of the existence of a control environment and its adequate implementation and operation.
Model Validation - Internal Control and Compliance Department - who ensures that BBVA Argentina’s internal statistical risk models are adequate for their use, and must issue a well-founded and updated opinion on their adequate use.
The control and monitoring areas are in charge of giving cohesion to credit risk management and ensuring that the management of the rest of the critical risks for the Bank is carried out in accordance with the established standards.
Finally, Internal Audit, transversal to the business and support units.
Risk Appetite Framework
Risk appetite is a key element which provides the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risk costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
In compliance with the provisions on “guidelines for risk management in Financial Institutions” set forth by the Argentine Central Bank, the Entity has developed a stress test program, within the Entity’s comprehensive risk management.
Stress test means the evaluation of the Entity’s financial position under an adverse but plausible scenario, which requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity for the purposes of identifying latent risks or detecting vulnerabilities.
Credit risk
The Bank defines credit risk as the possibility to sustain losses as a result of a debtor’s or counterparty’s noncompliance with the contractual obligations assumed.
Credit risk is present in on and off-balance sheet transactions, as well as settlement risk , that is to say, when a financial transaction cannot be completed or settled as agreed. Credit risk losses arise from a debtor’s or counterparty’s noncompliance with its obligations. Also, it takes into consideration several types of risks, such as country risk, and counterparty credit risk.
BBVA Argentina defines country risk as the risk of sustaining losses generated in investments and loans to individuals, companies, and governments due to the incidence of economic, political, and social events occurring in a foreign country.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:

•	Expected growth per portfolio and product.

•	Evolution of default ratio.

•	Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks
Follow-Up
Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies in place, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels within the Group:

•	Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.

•	The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees.

•	Assessment of the repayment risk (asset liquidity) of the guarantees received.

Monitoring
The main monitoring procedures carried out by the various Banking areas are:

•
Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.

•
Maintenance of
pre-approved
limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved
limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up
of the evolution of the
pre-approved
limit amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.

•
Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.

•
Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolio risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.

Additionally, the following functions are carried out:

•	Monitoring of specific customers.

•	Monitoring of products.

•	Monitoring of units (branches, areas).

•	Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina also has a Recoveries Area within Risk Management to mitigate the severity of credit portfolios, both regarding the Bank and its subsidiaries, as well as to provide the results directly through collections of write-off
portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and to facilitate the entire process. The periodic reports are:

•	Progress of Risks.

•	Payment Schedules.

•	Ratings.

•	Dashboard.

•	Early Alerts System.

•	Quarterly tools follow-up sheet.

Exposure to credit risk
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees
under IFRS 9 with stage allocation by asset classification as of December 31, 2023 and 2022 is provided below:

Credit risk exposure	December 31, 2023	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	415,678,677	415,678,677	—	—

Financial assets at amortized cost	3,492,654,055	3,154,006,364	303,440,509	35,207,182

Debt securities	96,681,440	—	96,681,440	—

Wholesale	1,221,331,138	1,129,949,339	85,843,115	5,538,684

- Business	528,849,835	504,743,775	19,918,423	4,187,637
- Corporate and Investment Banking	362,392,695	311,601,170	50,791,308	217
- Institutional and international	10,319	3,685	1,537	5,097
- MSMEs	159,206,280	142,728,700	15,131,847	1,345,733
- Others	170,872,009	170,872,009	—	—

Retail	972,219,682	821,635,230	120,915,954	29,668,498

- Advances	1,909,410	1,166,156	377,016	366,238
- Credit cards	674,523,874	582,116,623	78,202,893	14,204,358
- Personal loans	153,475,842	131,013,331	11,302,243	11,160,268
- Pledge loans	47,968,181	46,532,007	653,277	782,897
- Mortgages	90,404,966	58,129,217	29,121,012	3,154,737
- Receivables from financial leases	2,177,565	2,163,236	14,329	—
- Others	1,759,844	514,660	1,245,184	—

Reverse repurchase agreements	1,202,421,795	1,202,421,795	—	—

- BCRA repos	1,202,421,795	1,202,421,795	—	—

Financial assets at fair value through other comprehensive income	841,884,579	192,781,776	649,102,803	—

Debt securities	841,884,579	192,781,776	649,102,803	—

Total financial assets risk	4,750,217,311	3,762,466,817	952,543,312	35,207,182

Loan commitments and financial guarantees	647,025,344	585,414,818	61,403,032	207,494

Wholesale	241,347,117	217,735,177	23,589,353	22,587

- Business	96,632,508	83,741,932	12,885,097	5,479
- Corporate and Investment Banking	95,868,758	92,737,597	3,131,153	8
- Institutional and international	35,404,046	31,588,932	3,815,114	—
- MSMEs	13,441,805	9,666,716	3,757,989	17,100

Credit risk exposure	December 31, 2023	Stage 1	Stage 2	Stage 3
Retail	405,678,227	367,679,641	37,813,679	184,907

- Advances	13,284,965	12,787,853	494,004	3,108
- Credit cards	390,703,870	353,899,032	36,679,554	125,284
- Mortgages	1,598,766	913,866	628,385	56,515
- Others	90,626	78,890	11,736	—

Total loan commitments and financial guarantees	647,025,344	585,414,818	61,403,032	207,494

Total credit risk exposure	5,397,242,655	4,347,881,635	1,013,946,344	35,414,676

Credit risk exposure	December 31, 2022	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	556,906,904	556,906,904	—	—

Financial assets at amortized cost	2,783,507,847	2,401,123,764	343,206,765	39,177,318

Debt securities	138,659,964	—	138,659,964	—

Wholesale	1,214,785,498	1,155,211,671	53,184,583	6,389,244

- Business	524,857,823	489,222,837	30,582,887	5,052,099
- Corporate and Investment Banking	352,986,681	334,163,826	18,822,815	40
- Institutional and international	188,578	8,729	178,046	1,803
- MSMEs	153,825,763	148,889,626	3,600,835	1,335,302
- Others	182,926,653	182,926,653	—	—

Retail	1,266,372,541	1,082,222,249	151,362,218	32,788,074

- Advances	3,354,887	1,837,008	987,944	529,935
- Credit cards	822,762,185	707,207,058	102,601,449	12,953,678
- Personal loans	220,915,565	194,713,429	13,703,503	12,498,633
- Pledge loans	84,573,077	79,746,567	2,299,056	2,527,454
- Mortgages	131,979,055	95,975,191	31,729,028	4,274,836
- Receivables from financial leases	2,688,360	2,643,692	41,130	3,538
- Others	99,412	99,304	108	—

Reverse repurchase agreements	163,689,844	163,689,844	—	—

- BCRA repos	163,689,844	163,689,844	—	—

Financial assets at fair value through other comprehensive income	1,922,232,186	1,478,379,540	443,852,646	—

Debt securities	1,922,232,186	1,478,379,540	443,852,646	—

Total financial assets risk	5,262,646,937	4,436,410,208	787,059,411	39,177,318

Credit risk exposure	December 31, 2022	Stage 1	Stage 2	Stage 3
Loan commitments and financial guarantees	664,472,529	606,937,314	57,326,255	208,960

Wholesale	124,191,534	109,972,663	14,184,466	34,405

- Business	46,597,993	38,071,627	8,513,906	12,460
- Corporate and Investment Banking	54,373,985	51,837,248	2,536,737	—
- Institutional and international	11,467,755	9,147,894	2,319,861	—
- MSMEs	11,751,801	10,915,894	813,962	21,945

Retail	540,280,995	496,964,651	43,141,789	174,555

- Advances	30,487,566	29,181,844	1,301,474	4,248
- Credit cards	507,464,932	466,048,328	41,291,086	125,518
- Mortgages	2,108,796	1,528,230	535,777	44,789
- Others	219,701	206,249	13,452	—

Total loan commitments and financial guarantees	664,472,529	606,937,314	57,326,255	208,960

Total credit risk exposure	5,927,119,466	5,043,347,522	844,385,666	39,386,278

Information on the credit quality of assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2023 and 2022 is provided below:

Credit quality analysis	December 31, 2023	December 31, 2022
Cash and cash equivalents
- Low risk (PD < 2.3%)	415,678,677	556,906,904

Total cash and cash equivalents	415,678,677	556,906,904

Wholesale
- Low risk (PD < 4%)	1,254,676,711	1,167,991,905
- Medium risk (PD ≥ 4% to < 24%)	166,178,544	112,799,574
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	36,261,729	51,761,904
- Non performing (PD = 100% or Individually Stage 3)	5,561,271	6,423,649

Total wholesale	1,462,678,255	1,338,977,032

Retail
- Low risk (PD < 2.3%)	1,075,897,337	1,379,787,080
- Medium risk (PD ≥ 2.3% to < 29%)	266,128,432	375,330,757
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	6,018,735	18,573,070
- Non performing (PD = 100% or Individually Stage 3)	29,853,405	32,962,629

Total retail	1,377,897,909	1,806,653,536

Reverse repurchase agreement
- BCRA repos (CCC+)	1,202,421,795	163,689,844

Total reverse repurchase agreement	1,202,421,795	163,689,844

Debt securities
- BCRA Liquidity Bills (CCC+)	174,330,520	1,466,786,104
- Government securities (CCC-)	752,062,939	582,512,610
- Corporate bonds (B)	12,085,356	11,593,436
- Corporate bonds (B-)	87,204	—

Total debt securities	938,566,019	2,060,892,150

Total credit risk exposure	5,397,242,655	5,927,119,466

The amounts included in the table above represent the Entity’s maximum exposure to credit risk as of December 31, 2023 and 2022, without taking account of any collateral held or other credit enhancements. In order to mitigate credit risk, the following table shows the net credit risk exposure as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Maximum exposure to credit risk	5,397,242,655	5,927,119,466
Collateral held or other credit enhancements	(2,164,506,418)	(1,089,537,232)

Total net credit risk exposure	3,232,736,237	4,837,582,234

Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.
The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
The following are the principal types of collateral managed by BBVA Argentina:

•	Guarantees: It includes sureties or unsecured instruments.

•	Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.

•	Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.

•	Security interest: it includes guarantees based on tangible assets, which are classified as follows:

•
Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.

•
Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, be properly documented and approved by the Legal Services area.

Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantees, letters of credit and lines of credit through checking account overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Hedging based on netting of on and off-balance sheet transactions
The Entity, within the limits defined by regulations regarding netting, negotiates with its customers the execution of master agreements (for instance, ISDA or CMOF) for the derivatives business, including the netting of off-balance sheet transactions.
The wording of each agreement determines in each case the transaction subject to netting. The reduction in the exposure of counterparty risk arising from the use of mitigation techniques (netting plus use of collateral agreements) implies a decrease in total exposure (current market value plus potential risk).

Main types of guarantors
The Group defines that the collateral shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident
companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the PD scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the relevant internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their PD were calculated by using as a reference the rating scales and default rates. These calculations establish the PD levels for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at the country level.
Financial risks
The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors to manage, with a follow-up
and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.
The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for the control and follow-up
of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.
Among others:

•	Assets and liabilities Committee (ALCO).

•	Risk Management Committee (RMC).

•	Financial Risks Committee (FRC).
BBVA Argentina has many tools and systems to manage and
follow-up
market risk, to achieve effective risk control and treatment.
Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:

•	Interest rate risk: From exposure to changes in the various interest rate curves.

•
Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.

The main market risk metric is Value at Risk (“VaR”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include the follow-up
of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:

•	Argentine Government Securities.

•	BCRA Liquidity Bills

•	Corporate Bonds.

•	Foreign exchange spot.

•	Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2023	Year ended December 31, 2022
Average	303.54	141.13
Minimum	24.49	48.71
Maximum	1,586.80	263.07
Closing	296.22	112.22
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2023	Year ended December 31, 2022
Average	336.97	157.79
Minimum	29.58	49.32
Maximum	2,163.96	298.07
Closing	298.78	121.29

VaR foreign exchange rate	Year ended December 31, 2023	Year ended December 31, 2022
Average	7.24	1.05
Minimum	0.29	-0.47
Maximum	190.63	65.11
Closing	12.28	0.15
Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2023	As of December 31, 2023 (per currency)				Total as of December 31, 2022
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	1,076,719,793	1,041,165,789	32,597,593	494,680	2,461,731	773,572,820
Financial assets at fair value through profit or loss - Debt securities	225,199,948	225,199,948	—	—	—	10,961,484
Other financial assets	80,696,615	80,681,827	14,788	—	—	59,884,911
Loans and advances	196,957,836	196,589,749	368,087	—	—	119,996,346
Financial assets at fair value through other comprehensive income - Debt securities	74,070,243	74,070,243	—	—	—	17,022,612
Financial assets at fair value through other comprehensive income - Equity instruments	432,216	404,468	27,748	—	—	187,625

TOTAL ASSETS	1,654,076,651	1,618,112,024	33,008,216	494,680	2,461,731	981,625,798

LIABILITIES
Deposits	1,281,848,662	1,263,551,944	18,296,718	—	—	890,641,779
Other financial liabilities	79,930,161	73,958,024	5,400,352	—	571,785	68,186,188
Bank loans	3,119,096	2,800,253	318,843	—	—	3,455,761
Other liabilities	61,891,994	38,792,328	23,099,666	—	—	36,704,866

TOTAL LIABILITIES	1,426,789,913	1,379,102,549	47,115,579	—	571,785	998,988,594

NET ASSETS / (LIABILITIES)	227,286,738	239,009,475	(14,107,363)	494,680	1,889,946	(17,362,796)

The notional values of forward transactions, foreign currency forwards and interest rate swaps are detailed in Note 5.2.
Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement,
follow-up
and control, the following stand out:

•	Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.

•	Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2023	December 31, 2022
Closing	1.09%	0.62%
Minimum	0.67%	0.62%
Maximum	1.09%	1.42%
Average	0.79%	1.00%
The following table shows the sensitivity of the financial margin (SFM), to
-100
basis points variation presented as a percentage of
12-month
forecast net interest income:
SFM
-100
bps

	December 31, 2023	December 31, 2022
Closing	0.30%	0.47%
Minimum	0.11%	0.43%
Maximum	0.35%	1.01%
Average	0.24%	0.75%
Liquidity and financing risk
Liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.
Within the core metrics used for measurement,
follow-up
and control of this risk, management considers the following to be most relevant:
LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
Below are the Bank’s LtSCD ratios as of the dates indicated:

	December 31, 2023	December 31, 2022
LtSCD Closing	59.7%	58.0%
Max	80.3%	62.8%
Min	58.2%	54.6%
Avg	62.7%	58.6%

LCR: (Liquidity Coverage Ratio), BBVA Argentina calculates the liquidity coverage coefficient daily by measuring the relation between high quality liquid assets and total net cash outflows during a
30-day
period.
Below are the Bank’s LCR ratios as of the dates indicated:

	December, 2023	December, 2022
LCR Closing	271%	348%
Max	433%	348%
Min	151%	223%
Avg	246%	278%
The following chart shows the concentration of deposits as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	550,858,950	15.14%	304,614,921	7.45%
50 following largest customers	392,517,039	10.79%	439,358,749	10.74%
100 following largest customers	186,621,640	5.13%	166,445,085	4.07%
Rest of customers	2,509,309,031	68.94%	3,180,893,681	77.74%

TOTAL	3,639,306,660	100.00%	4,091,312,436	100.00%

The following chart shows the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2023 and 2022:

	Assets (1)		Liabilities (1)
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Up to 1 month (2)	948,027,726	1,156,925,565	3,870,639,601	3,924,202,723
From more than 1 month to 3 month	372,964,126	378,153,999	288,142,094	333,552,210
From more than 3 month to 6 month	351,924,061	284,396,797	100,401,517	342,760,271
From more than 6 month to 12 month	311,728,457	236,503,073	33,725,396	13,392,406
From more than 12 month to 24 month	210,364,472	250,085,084	11,714,874	10,388,584
More than 24 months	349,270,361	433,127,189	18,691,790	15,713,621

TOTAL	2,544,279,203	2,739,191,707	4,323,315,272	4,640,009,815

(1)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(2)	The Bank has liquid assets such as cash and cash equivalents (Note 4), reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1), among others, to settle its liabilities.

Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2023	December 31, 2022
Up to 1 month	1,889,829,494	2,607,674,595
From more than 1 month to 3 month	22,031,136	20,057,032
From more than 3 month to 6 month	13,917,028	14,712,799
From more than 6 month to 12 month	23,063,990	7,609,973
From more than 12 month to 24 month	22,742,910	1,576,585
More than 24 months	5,176,587	2,847,496

TOTAL	1,976,761,145	2,654,478,480

The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2023 and 2022 are set forth below:

	December 31, 2023	December 31, 2022
Financial assets
Loans and advances	559,634,833	683,212,273
Debt securities	134,719,555	5,242,340,911
Other financial assets	34,420,575	23,594,306

Total	728,774,963	5,949,147,490

Financial liabilities
Other financial liabilities	22,099,882	18,421,874
Bank loans	8,017,438	7,438,454
Deposits	289,344	241,877

Total	30,406,664	26,102,205